Annual Total Returns - FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO - FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO - Fidelity SAI Sustainable Future Fund
Jul. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Apr. 14, 2022
Fidelity SAI Sustainable Future Fund
Bar Chart Table:
Annual Return 2023	21.47%